Annual Operating Expenses - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Low Volatility Factor ETF - Fidelity Low Volatility Factor ETF	Nov. 29, 2023
Operating Expenses:
Management fee	0.15%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.15%

[1]	AAdjusted to reflect current fees.